Earnings Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Numerator - basic and diluted
Net Loss	$ (1,538,095)	$ (1,454,617)	$ (2,982,763)	$ (2,364,123)	$ (4,940,548)	$ (4,378,074)
Denominator
Weighted average number of common shares outstanding —basic	42,811,064	39,647,106	42,752,532	39,290,499	40,840,413	33,702,858
Weighted average number of common shares outstanding —diluted	42,811,064	39,647,106	42,752,532	39,290,499	40,840,413	33,702,858
Loss per common share — basic	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.06)	$ (0.12)	$ (0.13)
Loss per common share — diluted	$ (0.04)	$ (0.04)	$ (0.07)	$ (0.06)	$ (0.12)	$ (0.13)